UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 30 June 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greylin Investment Management Inc
Address: 5068 W Plano Parkway Suite 277

         Plano, TX  75093

13F File Number:  28-06705

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      D. Gregory Parkinson
Title:     President
Phone:     9729314808

Signature, Place, and Date of Signing:

     D. Gregory Parkinson     Plano, TX     July 27, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     48

Form13F Information Table Value Total:     $244,006 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100      218     4650 SH       SOLE                     4650
Accuray Inc                    COM                             181    27375 SH       SOLE                    27375
American Express               COM              025816109      204     5143 SH       SOLE                     5143
Amgen Inc                      COM                            1616    30720 SH       SOLE                    30720
AT&T                           COM              001957109      254    10498 SH       SOLE                    10498
Berkshire Hathaway Cl A 1/100t COM                             240      200 SH       SOLE                      200
Berkshire Hathaway Class B     COM              084670207    69046   866429 SH       SOLE                   866429
Bristol-Myers Squibb           COM              110122108     1026    41150 SH       SOLE                    41150
Casavant Int'l Mng Corp *Restr COM                               0    25600 SH       SOLE                    25600
Caterpillar Inc                COM              149123101      536     8925 SH       SOLE                     8925
Central Fund of Canada Cl A                     153501101    11812   783840 SH       SOLE                   783840
cisco Systems                  COM              17275R102      322    15100 SH       SOLE                    15100
Coca Cola                      COM              191216100    15948   318195 SH       SOLE                   318195
ConocoPhillips                 COM              20825C104     7182   146305 SH       SOLE                   146305
Diageo PLC ADR                 COM                             350     5575 SH       SOLE                     5575
Dodge & Cox Balanced Fd                                        340     5629 SH       SOLE                     5629
Dominion Resources Black Warri COM              25746Q108     1592   141975 SH       SOLE                   141975
Duke Energy                    COM              264399106      232    14500 SH       SOLE                    14500
Enterprise Prods Ptn           COM                             216     6100 SH       SOLE                     6100
Exxon Mobil                    COM              30231G102    24185   423772 SH       SOLE                   423772
First Industrial Realty        COM                             353    73325 SH       SOLE                    73325
General Electric               COM              369604103      422    29298 SH       SOLE                    29298
Home Depot                     COM              437076102     6806   242479 SH       SOLE                   242479
Honeywell Intl                 COM              438516106      633    16223 SH       SOLE                    16223
Illinois Tool Works            COM                             709    17175 SH       SOLE                    17175
Int'l Business Machines        COM              459200101     1017     8238 SH       SOLE                     8238
Johnson & Johnson              COM              478160104    18585   314678 SH       SOLE                   314678
Kraft Foods Cl A               COM                            6856   244847 SH       SOLE                   244847
Lilly Eli & Company            COM              532457108    14200   423885 SH       SOLE                   423885
Lowe's Companies               COM              548661107     1305    63920 SH       SOLE                    63920
M&T Bank                       COM                             550     6475 SH       SOLE                     6475
McDermott Int'l                COM              580037109      207     9550 SH       SOLE                     9550
McDonalds Corp                 COM              580135101      256     3880 SH       SOLE                     3880
Medtronic Inc                  COM                             503    13860 SH       SOLE                    13860
Merck & Co                     COM              589331107    20656   590666 SH       SOLE                   590666
Pepsico                        COM              713448108     1379    22627 SH       SOLE                    22627
Philip Morris Int'l            COM                             270     5882 SH       SOLE                     5882
Procter & Gamble               COM              742718109     1094    18235 SH       SOLE                    18235
Texas Citizens Bank            COM                             243    16200 SH       SOLE                    16200
U S Bancorp                    COM              902973304     8029   359230 SH       SOLE                   359230
United States Natural Gas Fund                                3557   458925 SH       SOLE                   458925
USG Corp                       COM              903293405    10959   907175 SH       SOLE                   907175
Vanguard 500 Index Fd                                          379     4834 SH       SOLE                     4834
Wells Fargo & Co               COM              949746101     8606   336158 SH       SOLE                   336158
YUM! Brands                    COM              895953107      226     5800 SH       SOLE                     5800
Zimmer Holdings                COM                             706    13067 SH       SOLE                    13067